Trade Accounts Receivable	12 Months Ended
Jan. 31, 2026
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	January 31,	January 31,
	2026	2025
Trade accounts receivable	65,825	54,702
Less: Provision for credit losses	(1,054)	(749)
	64,771	53,953

Included in accounts receivable are unbilled receivables in the amount of $2.4 million as at January 31, 2026 ($4.6 million as at January 31, 2025). No single customer accounted for more than 10% of the accounts receivable balance as of January 31, 2026 and 2025.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2024	699
Current period provision for expected losses	1,676
Write-offs charged against the provision	(1,611)
Effect of movements in foreign exchange	(15)
Balance at January 31, 2025	749
Current period provision for expected losses	4,078
Write-offs charged against the provision	(3,800)
Effect of movements in foreign exchange	27
Balance at January 31, 2026	1,054